Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
(17)         Subsequent events

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements.

Senior Secured Notes

The Company has been working with select accredited investors to raise capital through the issuance of Senior Secured Notes as discussed in Note (7).  Through December 31, 2012, the Company had received subscriptions payable for Senior Secured Notes in the aggregate principal amount of $430,000 and had accrued interest expense of $8,516. Up to $2,000,000 aggregate principal amount of Senior Secured Notes are being offered by the Company.

Subsequent to year-end, the Company received an additional $1,570,000 in subscriptions for the Senior Secured Notes.  The Company completed the offering on March 8, 2013 and issued such notes.  Kevin A. Richardson, II, chairman of the board of directors of the Company, purchased $60,000 of the Senior Secured Notes.

Subscription Agreement

As discussed in Note (13), on November 27, 2012, the Company entered into a Subscription Agreement whereby the Subscriber has agreed to purchase from the Company, and the Company agreed to sell and issue, a total of 4,000,000 shares of the Company’s unregistered common stock at a purchase price equal to $0.25 per share, for an aggregate sales price of $1,000,000.  As of December 31, 2012, the Subscriber had paid the Company $25,000 and was issued 100,000 unregistered shares of common stock of the Company.  The Company will record the additional $975,000 and issue the corresponding 3,900,000 shares of common stock in the periods in which the Purchase Price is received.

Subsequent to December 31, 2012, the Subscriber has paid the Company an additional $75,000 and was issued an additional 300,000 shares of unregistered common stock of the Company which was recorded in the first quarter of 2013.

2013 Additional Capital Raise and Consulting Agreements

The continuation of the Company’s business is dependent upon raising additional capital. Management’s plans are to obtain additional capital in 2013 through the issuance of common stock or other equities. The Company has engaged financial advisors to identify the opportunities for a capital raise to fund the Company's dermaPACE clinical work and provide working capital. The Company has issued to a consultant, 2,000,000 warrants to purchase the Company’s common stock at $0.35 per share.  The four year warrants vest 300,000 on the date of grant and 1,700,000 upon the completion of a $5,000,000, or greater, capital raise.

In February 2013, the Company entered into a consulting agreement with a consultant to assist the Company with its strategy for raising additional capital for which a portion of the fee for the services performed is common stock and warrants. The Company issued 100,000 shares of common stock under this agreement in February 2013. In addition, the Company will issue to the consultant 1,000,000 warrants to purchase common stock at an exercise price of $0.35 per share with a term of five years upon consummation by the Company of an qualified offering (as defined in the consulting agreement) resulting in gross proceeds to the Company of no less than $4,000,000.

In February 2013, the Company entered into two consulting agreements for which a portion of the fee for the services performed is paid with common stock. The Company has issued 173,000 shares of common stock under these agreements through March 22, 2013.

Employment Agreement with new Chief Executive Officer

  Subsequent to December 31, 2012, Joseph Chiarelli joined the Company to serve as the Chief Executive Officer and a director of the Company commencing on February 25, 2013 with a two year term thereafter extendable for one year periods.  Mr. Chiarelli is entitled to an annual base salary of $200,000 for the first year and $225,000 thereafter, with a performance and compensation review not less often than annually, at which time compensation may be adjusted as determined by the board of directors.

In the event of the satisfaction of the following milestones, the Company shall award and pay to Mr. Chiarelli a cash bonus as follows: (i) $35,000 for the Company completing a financing resulting in gross proceeds to the Company of no less than $5,000,000 at a price per share of not less than $0.35; (ii) $25,000 when the final patient is enrolled in the Company’s dermaPACE Phase III clinical trial; (iii) $25,000 upon receipt by the Company of FDA approval for the use of dermaPACE; and (iv) $25,000 upon the execution by the Company of a license or distribution agreement from which the Company is entitled to receive gross proceeds of no less than $1,000,000 and the Company has received payments of at least $250,000.  In addition, with respect to each full fiscal year, Mr. Chiarelli is eligible to earn an annual bonus award as determined by the board of directors based on the achievement of certain performance goals established by the board of directors. Mr. Chiarelli is also entitled to participate in the Company’s employee benefit plans (other than annual bonus and incentive plans).  The employment agreement contains an agreement not to compete, which covers the term of employment and two years thereafter, and a confidentiality provision, which is indefinite.

Upon the execution of his employment agreement, Mr. Chiarelli was granted options to purchase 2,250,000 shares of the Company’s common stock at an exercise price of $0.35 per share.  The options vest and become exercisable in five installments as follows: (i) 375,000 vested at grant; (ii) 375,000 vest upon the Company completing a financing resulting in gross proceeds to the Company of no less than $5,000,000 at a price per share of not less than $0.35; (iii) 375,000 upon the execution by the Company of a license or distribution agreement from which the Company is entitled to receive gross proceeds of no less than $1,000,000 and the Company has received payments of at least $250,000; (iv) 375,000 vest upon receipt by the Company of FDA approval for the use of dermaPACE; and (v) 750,000 vest in the event the Company achieves the milestones (i), (ii), (iii) and (iv) above during the initial two year term and the term is not extended by the Company.

Stock Incentive Plan

Subsequent to December 31, 2012, the Company amended the Stock Incentive Plan to increase the shares of common stock reserved for grant pursuant to the Stock Incentive Plan to 8,500,000.  In addition, on February 21, 2013, the Company, by mutual agreement with the active employees and directors of the Company, cancelled options granted to the active employees in the year ended December 31, 2011 and prior which totaled 1,113,644 shares of common stock at an average exercise price of $2.92.   In exchange for these options, the active employees and directors received new options to purchase 2,243,644 shares of common stock at an exercise price of $0.35 per share.  The Company will record the effect of this transaction in the first quarter of 2013.